Warrants and Share-based Payment - Additional Information (Detail) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 kr / shares shares	Jun. 30, 2021 € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares					kr 1
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of other equity instruments granted			11,023,308
Aggregate number of other equity instruments cancelled | shares					19,580	19,580
Aggregate number of other equity instruments exercised			4,327,249
Aggregate number of other equity instruments expired			2,168
Aggregate number of other equity instruments forfeited			608,488
Number of other equity instruments authorized					2,603,979	2,603,979
Share nominal value | kr / shares					kr 1
Warrant compensation costs | €	€ 16,320	€ 13,415	€ 39,396	€ 28,364
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares						€ 6.48
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares						€ 145.5